Retirement benefit plan - Summary of Benefit Plan (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plans, percentage of contributions by employees	47.00%
Defined benefit plans, percentage of contributions by employer	53.00%
Defined Benefit Obligation [Member]
Defined benefit pension plan amount recognized in balance sheet [Abstract]
Defined benefit obligation	SFr (32,410)	SFr (33,889)	SFr (30,213)
Fair value of plan assets	29,197	26,791	22,749
Total liability	SFr (3,213)	SFr (7,098)	SFr (7,464)